4. ACCOUNTS RECEIVABLE/CUSTOMER CONCENTRATION	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Notes to Financial Statements
ACCOUNTS RECEIVABLE/CUSTOMER CONCENTRATION

Accounts receivable were $193,372 and $320,538, net of allowance, as of March 31, 2019 and September 30, 2018, respectively. The Company had two customers in excess of 10% (14.8% and 10.1%) of the Company’s consolidated revenues for the three months ended March 31, 2019. The Company had two customers in excess of 10% (21.7%,and 20.7%) with accounts receivable in excess of 10% as of March 31, 2019. The Company has a total allowance for bad debt in the amount of $60,000 as of March 31, 2019. The decrease in accounts receivable related to lower sales and purchases at TransTech.

Accounts receivable were $320,538 and $693,320, net of allowance, as of September 30, 2018 and 2017, respectively. The Company had one customer in excess of 10% (25.4%) of the Company’s consolidated revenues for the year ended September 30, 2018. The Company had four customers in excess of 10% (13.9%, 12.9%, 12.5% and 11.2%) with accounts receivable in excess of 10% as of September 30, 2018. The Company has a total allowance for bad debt in the amount of $60,000 as of September 30, 2018.